Financial instruments and financial risk management (Tables)	9 Months Ended
Sep. 30, 2021
Financial instruments and financial risk management
Schedule of contractual maturities of non-derivative financial liabilities

		Between one	More than
At September 30, 2021	Within one year	and five years	five years
Trade payables	$979,779	$—	$—
Accrued liabilities	1,324,827	—	—
Due to related parties	26,786	—	—
Lease liabilities	530,834	889,897	672,500
DSU liabilities	—	122,400	—
	$2,862,226	$1,012,297	$672,500

		Between one	More than
At December 31, 2020	Within one year	and five years	five years
Trade payables	$1,001,773	$—	$—
Accrued liabilities	2,179,134	—	—
Due to related parties	280,432	—	—
Lease liabilities	576,232	373,889	125,652
	$4,037,571	$373,889	$125,652

Schedule of financial assets and liabilities that are denominated in US dollars

		September 30, 2020
	September 30, 2021	Restated
Cash and cash equivalents	$889,739	$355,948
Restricted cash	80,697	77,182
Receivables	180,632	95,818
Lease liabilities	(1,511,194)	(432,103)
Trade payables and accrued liabilities	(912,401)	(427,709)
	$(1,272,527)	$(330,864)

Schedule of classification of financial instruments

	September 30, 2021	December 31, 2020
Amortized cost:
Cash and cash equivalents	$228,813,286	$129,450,676
Restricted cash	161,197	143,800
Receivables	152,640	159,664
	$229,127,123	$129,754,140

	September 30, 2021	December 31, 2020
Non-derivative financial liabilities at amortized cost:
Trade payable and accrued liabilities	$2,331,392	$3,461,339
Lease liabilities	2,093,231	1,075,773
Derivative financial liabilities at fair value through profit or loss:
Derivative liabilities	3,565,246	17,899,855
	$7,989,869	$22,436,967